Document and Entity Information (USD $)	3 Months Ended
	Mar. 31, 2011	Apr. 30, 2011	Jun. 30, 2010
Document and Entity Information [Abstract]
Entity Registrant Name	JPMORGAN CHASE & CO
Entity Central Index Key	0000019617
Document Type	8-K
Document Period End Date	Mar. 31, 2011
Amendment Flag	false
Document Fiscal Year Focus	2011
Document Fiscal Period Focus	Q1
Current Fiscal Year End Date	--12-31
Entity Well Known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Entity Public Float			$ 144,824,681,723
Entity Common Stock Shares Outstanding		3,973,684,787